Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Income Taxes [Line Items]
Income (loss) before provision for income taxes from continuing operations		$ 32	$ (4)	$ 93
Foreign earnings earmarked for permanent reinvestment total		151
Operating loss carry forwards, expire date		2032
Capital loss carry forwards		42
Capital loss carry forwards, expire date		2014
Uncertain tax position liabilities potentially having a favorable impact on effective tax rate in future periods	10	10
Release of uncertain tax positions			134
Liability for uncertain tax positions	11	7
Range of outcomes reasonably possible within the next 12 months - reduction of liability for unrecognized tax benefits	(8)	8
Range of outcomes reasonably possible within the next 12 months - increase of the liability, excluding penalties and interest for its existing tax positions	2	2
Federal [Member]
Income Taxes [Line Items]
Operating loss carry forwards		186
State [Member]
Income Taxes [Line Items]
Operating loss carry forwards		207
Foreign [Member]
Income Taxes [Line Items]
Operating loss carry forwards		820
Valuation allowance of foreign tax loss carry forwards		360
Utilized [Member] | Foreign [Member]
Income Taxes [Line Items]
Operating loss carry forwards		766
2031 [Member] | Foreign [Member]
Income Taxes [Line Items]
Operating loss carry forwards		$ 54